Document And Entity Information	Nov. 02, 2021
Cover [Abstract]
Entity, Registrant Name	ICF International, Inc.
Document, Type	8-K
Amendment Flag	false
Entity Central Index Key	0001362004
Document, Period End Date	Nov. 02, 2021
Entity, Emerging Growth Company	false
Entity, File Number	001-33045
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	22-3661438
Entity, Address, Address Line One	9300 Lee Highway
Entity, Address, City or Town	Fairfax
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22031
City Area Code	703
Local Phone Number	934-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ICFI
Security Exchange Name	NASDAQ